Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 99.2%

AUSTRALIA — 1.0%
BHP Group Ltd.	105,363	$2,943,339

BELGIUM — 1.3%
Anheuser-Busch InBev SA/NV	66,538	3,977,421

BRAZIL — 2.8%
B3 SA — Brasil Bolsa Balcao	1,030,500	2,584,842
MercadoLibre, Inc. *	1,647	3,848,940
Raia Drogasil SA	577,880	1,993,495
		8,427,277
CANADA — 3.3%
Alimentation Couche-Tard, Inc.	39,629	2,114,287
Canadian Pacific Kansas City Ltd.	37,450	2,789,173
Shopify, Inc., Class A *	34,781	5,168,805
		10,072,265
CHILE — 0.9%
Banco de Chile ADR	88,860	2,692,458

CHINA — 10.3%
Alibaba Group Holding Ltd.	224,556	5,021,997
Centre Testing International Group Co., Ltd., Class A	728,100	1,317,477
Contemporary Amperex Technology Co., Ltd., Class A	78,939	4,470,810
Kweichow Moutai Co., Ltd., Class A	5,500	1,116,269
Li Ning Co., Ltd.	559,000	1,263,998
Midea Group Co., Ltd., Class A	154,700	1,579,829
Prosus NV *	66,994	4,737,484
Silergy Corp.	158,000	1,345,624
Tencent Holdings Ltd.	106,600	9,083,344
Yifeng Pharmacy Chain Co., Ltd., Class A	398,300	1,379,295
		31,316,127
DENMARK — 0.9%
DSV A/S	14,285	2,853,725

FRANCE — 5.8%
Air Liquide SA	15,932	3,319,538
BioMerieux	15,755	2,114,612
LVMH Moet Hennessy Louis Vuitton SE	7,148	4,398,745
Remy Cointreau SA	25,583	1,387,312
SOITEC *	15,953	732,310
TotalEnergies SE	92,212	5,616,507
		17,569,024
GERMANY — 1.0%
Nemetschek SE	23,626	3,083,230

HONG KONG — 4.0%
AIA Group Ltd.	411,200	3,940,927
Hong Kong Exchanges & Clearing Ltd.	72,400	4,110,188
Techtronic Industries Co., Ltd.	330,000	4,218,465
		12,269,580
INDIA — 2.6%
HDFC Bank Ltd.	444,460	4,763,147

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
MakeMyTrip Ltd. *	33,349	$3,121,466
		7,884,613
ITALY — 1.5%
Ryanair Holdings PLC ADR	74,435	4,482,476

JAPAN — 10.1%
Chugai Pharmaceutical Co., Ltd.	54,500	2,416,231
Cosmos Pharmaceutical Corp.	53,300	3,114,504
Keyence Corp.	7,500	2,794,207
Nippon Paint Holdings Co., Ltd.	421,500	2,875,628
Olympus Corp.	223,100	2,820,658
Recruit Holdings Co., Ltd.	56,500	3,037,659
Shimano, Inc.	21,800	2,436,337
Shiseido Co., Ltd.	115,500	1,971,627
SMC Corp.	5,000	1,545,461
Sysmex Corp.	192,400	2,378,519
Tokyo Electron Ltd.	18,600	3,297,165
Unicharm Corp.	272,000	1,764,593
		30,452,589
MEXICO — 1.5%
Fomento Economico Mexicano SAB de CV ADR	23,132	2,281,509
Wal-Mart de Mexico SAB de CV	801,776	2,477,106
		4,758,615
NETHERLANDS — 7.5%
Adyen NV *	2,364	3,803,862
ASML Holding NV	9,230	9,000,977
EXOR NV	47,481	4,647,237
IMCD NV	13,191	1,367,213
Topicus.com, Inc. *	36,888	3,955,977
		22,775,266
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	158,467	3,857,913

SINGAPORE — 2.9%
United Overseas Bank Ltd.	332,799	8,937,468

SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd.	84,560	5,069,400

SPAIN — 0.9%
CaixaBank SA	251,387	2,655,128

SWEDEN — 8.2%
Assa Abloy AB, B Shares	141,706	4,932,486
Atlas Copco AB, A Shares	64,753	1,098,080
Atlas Copco AB, B Shares	304,522	4,582,282
Epiroc AB, B Shares	185,511	3,509,584
Investor AB, B Shares	173,309	5,425,324
Skandinaviska Enskilda Banken AB, A Shares	263,862	5,173,688
		24,721,444
SWITZERLAND — 5.9%
Cie Financiere Richemont SA	16,161	3,102,369
Lonza Group AG	6,319	4,225,126
Partners Group Holding AG	2,727	3,568,036

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
Sika AG	10,799	$2,425,010
UBS Group AG	108,055	4,442,525
		17,763,066
TAIWAN — 7.5%
Chroma ATE, Inc.	131,000	2,500,002
Taiwan Semiconductor Manufacturing Co., Ltd.	466,000	20,242,028
		22,742,030
UNITED KINGDOM — 11.8%
Ashtead Group PLC	10,112	678,125
Auto Trader Group PLC	327,589	3,480,072
Bunzl PLC	124,707	3,941,641
Games Workshop Group PLC	16,259	3,186,553
Greggs PLC	75,573	1,635,676
Intertek Group PLC	38,303	2,438,137
Rightmove PLC	357,078	3,410,041
Softcat PLC	135,631	2,885,119
Spirax Group PLC	31,819	2,930,018
Trainline PLC *	353,449	1,322,647
Unilever PLC	78,832	4,659,653
Weir Group PLC (The)	77,281	2,850,689
Wise PLC, Class A *	164,203	2,289,041
		35,707,412
UNITED STATES — 4.5%
Experian PLC	92,546	4,648,324
Roche Holding AG	17,190	5,723,987
Spotify Technology SA *	4,707	3,285,486
		13,657,797
TOTAL INVESTMENTS — 99.2%
(cost $222,262,825)		$300,669,663
Other assets less liabilities — 0.8%		2,410,319
NET ASSETS — 100.0%		$303,079,982

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s Prospectus for Private Placement.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$42,560,613	$258,109,050	$—	$300,669,663
Total	$42,560,613	$258,109,050	$—	$300,669,663

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.